Annual Total Returns - One Rock Fund - One Rock Fund	Mar. 31, 2025
Prospectus [Line Items]
Annual Return 2021	31.52%
Annual Return 2022	(42.04%)
Annual Return 2023	72.41%
Annual Return 2024	50.42%